Income Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
	Years Ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Current	8,490	10,288	3,382	479
Deferred	(229)	(892)	(5,776)	(818)
Total income tax expense (benefit)	8,261	9,396	(2,394)	(339)

Schedule of components of the deferred income tax assets and liabilities
	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

Non-current deferred tax assets:
Tax loss carry forward	6,062	12,275	1,737
Allowance for doubtful accounts, credit losses and impairment losses	-	1,723	244
Subtotal	6,062	13,998	1,981
Less: valuation allowances	929	3,089	437
Total	5,133	10,909	1,544

Schedule of reconciliation between the statutory tax rate to income before income taxes
	Years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Income (loss) from operations before income taxes	71,878	61,419	(35,945)	(5,088)
PRC income tax statutory rate	25%	25%	25%	25%
Income tax expense (benefit) at statutory tax rate	17,970	15,355	(8,986)	(1,272)
Preferential tax treatments	(8,937)	(6,606)	4,633	656
Super deduction of qualified R&D expenditures	(772)	(857)	447	63
Expenses not deductible for tax purposes	-	388	391	55
Uncertain tax provision	-	600	-	-
Tax expenses not deductible for book purposes			(727)	(103)
Others	-	(413)	(312)	(44)
Valuation allowances	-	929	2,160	306
Income tax expense (benefit)	8,261	9,396	(2,394)	(339)

Schedule of other tax liabilities

	RMB	US$

Balance as of June 30, 2018	8,700	1,315
Provisions for uncertain tax positions during the year ended June 30, 2019	600	40
Balance as of June 30, 2019	9,300	1,355
Provisions for uncertain tax positions during the year ended June 30, 2020	-	-
Balance as of June 30, 2020	9,300	1,316